Income Taxes - Schedule of Loss before Income Tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
United States	$ (339,094)	$ (14,294)
Foreign	817	350
Loss before provision (benefit) for income taxes	$ (338,277)	$ (13,944)